Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Consolidated total assets	$ 97,566	$ 27,935
Other assets1	164	188
Elimination of intersegment receivables	(223)
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	123,902	47,694
Intersegment Receivables [Member]
Segment Reporting Information [Line Items]
Elimination of intersegment receivables	(7,168)	(615)
Intersegment Investment and Goodwill
Segment Reporting Information [Line Items]
Elimination of intersegment investment and goodwill	$ (19,332)	$ (19,332)